Staff costs and Directors Remuneration (Schedule of Staff Costs and Directors Remuneration) (Details) item in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Disclosure of Staff costs and Directors Remuneration [Line Items]
Number of employees at year end | item	437	439	457
Wages and salaries	$ 49,338	$ 55,325	$ 52,644
Share-based payments (Note 31)	8,444	2,717	5,446
Social security charges	5,712	6,888	7,464
Director's fees and allowance	2,094	3,266	2,876
Employee benefits expense	65,588	68,196	68,430
Salaries and fees	8,641	13,483	12,452
Share-based payments	7,170	2,251	2,918
Other benefits in kind	232	262	272
Key Management Personnel Compensation	16,043	15,996	15,642
Production and operating costs [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	15,217	14,542	18,603
Geological and geophysical expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	12,893	18,448	15,527
Administrative expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	$ 37,478	$ 35,206	$ 34,300